SCHEDULE OF ACCOUNTS RECEIVABLE (Details) (Parenthetical) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Accounts receivable related parties	$ 19,044	$ 43,477	$ 239,468